Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses and other current liabilities
Deposits received from customers	$ 17,830	$ 23,410
Accrued expenses	5,000	11,227
VAT and other taxes payable	188,570	192,428
Payroll payable	13,581	29,730
Total	$ 224,981	$ 256,795